Schedule of inventories (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
IfrsStatementLineItems [Line Items]
Inventories of Trading At cost	$ 276,783	$ 485,495
Beauty and healthcare product	138,689	15,104
Stem cells	68,196	55,616
Stem cells	9,209
Inventories	492,877	556,215
Chemical Reagents And Products [Member]
IfrsStatementLineItems [Line Items]
Inventories of Trading At cost	197,004	288,937
Medical Substances And Chemical Stocks [member]
IfrsStatementLineItems [Line Items]
Inventories of Trading At cost	$ 79,779	$ 196,558